Restructuring charges - Schedule of Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Opening provision	$ 6,999	$ 6,022
Charge during the year*	76,392	36,704
Utilization	(51,917)	(35,727)
Ending provision	$ 31,474	$ 6,999